Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling and marketing expenses
Advertising costs	$ (33,775)	$ (90,190)	$ (88,926)	$ (154,634)	$ (266,906)	$ (164,929)	$ (81,814)
Employee benefits expenses	(1,252)	(555)	(2,395)	(838)	(3,261)	(827)	(366)
Selling and marketing expenses	$ (35,027)	$ (90,745)	$ (91,321)	$ (155,472)	$ (270,167)	$ (165,756)	$ (82,180)